UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23673

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices) (Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Alexandre-Cyril Manz UBS Financial Services Inc. American International Plaza Building - Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Item 1. Report to Stockholders.

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Short Term Investment Fund for Puerto Rico Residents, Inc. 2022 ANNUAL REPORT

LETTER TO SHAREHOLDERS

Dear Shareholders:

The Short-Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is pleased to present its Letter to Shareholders for the fiscal year ended June 30, 2022.

At its December 2021 meeting, the Federal Reserve Board (“Fed”) modified its assessment of inflation, removing the word temporary from the assessment and signaling the beginning of a tightening cycle. At its March 2022 meeting the Fed raised short-term interest rates by 0.25% for the first time since the start of the Covid-19 pandemic in 2020. This increase was followed by larger increases of 0.50% in May and 0.75% in June. The Fed remains concerned about continued elevated inflation readings, demand/supply imbalances and broader price pressures. The Fed Funds market is signaling a Fed Funds rate above 3% by the end of calendar 2022.

After weeks of tense negotiations, in February 2022, Russia invaded Ukraine. The initial market reaction was a flight to quality with equity markets decreasing and sovereign yields on longer dated U.S. Treasuries, German bonds and other developed countries also decreasing. Since Russia is a major exporter of oil and natural gas, prices shot up; the price of oil, for example, increased above $100 a barrel. European Countries and the U.S. reacted by placing severe economic sanctions on the Russian Government and many of its closest oligarchs.

After failing to capture the capital of Kiev, Russia redirected its military to the eastern provinces of Ukraine. There, they have been more successful in gaining territory. Fighting remains fierce with no peaceful end in sight., As the war evolved, markets shifted their attention to the potential inflationary pressures of high oil, gas and other commodities prices. Additional supply chain disruptions continue in other sectors of the world economy. After a brief equity rally, major equity indices in the U.S. resumed their downward trend. For the first six months of the year, the S&P 500 had its worst negative performance in several decades. Risks remain elevated and volatility is high.

The evolution of the tightening cycle for the remainder of the year presents a challenging environment for the management of the Fund. Notwithstanding, the Investment Adviser remains committed to looking for investment opportunities within the allowed parameters while providing professional asset management services to the Fund for the benefit of its shareholders.

Sincerely,

Leslie Highley, Jr.

Managing Director for the

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of

Puerto Rico, as Investment Adviser

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE 1940 ACT

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it became required to register its future offerings of securities under the U.S. Securities Act of 1933, as amended (the “33 Act”). The registration of the Fund’s offerings of securities under the 33 Act became effective on May 16, 2022.

FUND PERFORMANCE

The Fund’s total investment return for the fiscal year ended June 30, 2022 was 0.03%, based on the net asset value of $1.00 per share. As short-term rates began to increase in March 2022, the investment adviser remained cautious selecting assets to maximize risk/return relationships, while adhering to the Fund’s strict credit quality and asset class constraints. Past performance is not predictive of future results. This compares to a return of 0.17% of the Intercontinental Exchange Bank of America U.S. 3-Month Treasury Bill Index. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

The Fund’s net asset value remained unchanged at $1.00 during the whole year. The Funds net investment income, net of $1,805,049 of waived fees and reimbursable expenses, amounted to 0.02% of net assets. The Fund distributed all this net investment income during the year. Dividends were declared daily and paid once a month. Refer to Note 2 of the Financial Statements for more details on reimbursable expenses.

The Fund’s portfolio consists 100% of high quality liquid short-term U.S. Agency discount notes. Short-term rates at year-end were at a range between 1.50% and 1.75%. Recent Fed minutes signal several additional interest rate increases for the remainder of 2022 with future market projecting Fed funds at 3.25% to 3.50% by the end of the year and hence the normalization of short-term interest rates.

FUND HOLDINGS SUMMARIES

The following tables show the allocation of the portfolio using various metrics as of the end of the fiscal year. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Portfolio Composition	Geographic Allocation
(% of Total Portfolio)	(% of Total Portfolio)

U.S Agencies 100.00%	U.S 100.00%

2

The following table shows the ratings of the Fund’s portfolio as of June 30, 2022. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change.

(% of Total Portfolio)

Rating	Percent
AAA	100.00%

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

3

LIQUIDITY PROGRAM

LIQUIDITY RISK MANAGEMENT PROGRAM

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on August 26, 2022, the Committee presented a report to the BOD that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from April 1, 2022, through June 30, 2022, and stated the following:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end Fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4

Short Term Investment Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the Fund’s financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the fiscal year ended June 30, 2022		For the fiscal year ended June 30, 2021

Increase in Net Asset Value:

Per Share Operating		Net asset value, beginning of period	$1.00		$1.00

Performance:		Net investment income (a)	0.00	**	0.00	**

		Total from investment operations	0.00		0.00
		Less: Distributions from net investment income	(0.00)	**	(0.00)	**

		Net asset value, end of period	$1.00		$1.00

Total Investment
Return:	(b)	Based on net asset value per share	0.03%		0.02%

Ratios:	(c) (d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	0.12%		0.06%
	(c) (d)	Gross expenses to average net assets	0.89%		0.81%
	(c) (d)	Net investment income to average net assets - net of waived and/or reimbursed expenses	0.02%		0.01%

		Net assets, end of period (in thousands)	$175,439		$304,412

Supplemental
Data:		Portfolio turnover	0.00%		0.00%

**    Net investment income and distributions from net investment income for the fiscal years ended June 30, 2022 and 2021 were $0.0002 and $0.0001 per share, respectively.

(a)   Based on average outstanding common shares of 232,612,490 and 339,608,192 for the fiscal years ended June 30, 2022 and 2021, respectively.

(b)   Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.

(c)    Based on average net assets applicable to common shareholders of $232,896,435 and $339,608,192 for the fiscal years ended June 30, 2022 and 2021, respectively.

(d)   The effect of the expenses waived/reimbursed for the fiscal years ended June 30, 2022 and 2021 was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets by 0.77% and 0.75%, respectively.

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	June 30, 2022

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value
US Government, Agency and Instrumentalities - 99.84% of net assets
$10,000,000	Federal Farm Credit Discount Note	0.00%	0.79%	07/01/22	$10,000,000
5,000,000	Federal Home Loan Bank Discount Note	0.00%	0.78%	07/01/22	5,000,000
4,200,000	Federal Home Loan Bank Discount Note	0.00%	0.78%	07/01/22	4,200,000
10,000,000	Federal Home Loan Bank Discount Note	0.00%	1.20%	07/01/22	10,000,000
10,000,000	Federal Home Loan Bank Discount Note	0.00%	1.20%	07/01/22	10,000,000
5,000,000	Federal Home Loan Bank Discount Note	0.00%	1.15%	07/01/22	5,000,000
5,000,000	Federal Home Loan Bank Discount Note	0.00%	1.00%	07/01/22	5,000,000
5,500,000	Federal Home Loan Bank Discount Note	0.00%	1.00%	07/01/22	5,500,000
35,000,000	Federal Home Loan Bank Discount Note	0.00%	1.00%	07/01/22	35,000,000
5,000,000	Federal Farm Credit Discount Note	0.00%	0.82%	07/05/22	4,999,544
10,000,000	Federal Home Loan Bank Discount Note	0.00%	0.81%	07/05/22	9,999,100
5,000,000	Federal Home Loan Bank Discount Note	0.00%	0.82%	07/06/22	4,999,431
10,000,000	Federal Home Loan Bank Discount Note	0.00%	1.00%	07/06/22	9,998,618
15,000,000	Federal Home Loan Bank Discount Note	0.00%	1.30%	07/07/22	14,996,750
5,000,000	Federal Home Loan Bank Discount Note	0.00%	0.84%	07/08/22	4,999,183
5,000,000	Federal Home Loan Bank Discount Note	0.00%	0.86%	07/11/22	4,998,806
5,000,000	Federal Farm Credit Discount Note	0.00%	0.85%	07/15/22	4,998,347
5,000,000	Federal Home Loan Bank Discount Note	0.00%	1.45%	07/19/22	4,996,375
5,000,000	Federal Farm Credit Discount Note	0.00%	1.45%	07/20/22	4,996,174
1,500,000	Federal Home Loan Bank Discount Note	0.00%	1.23%	07/25/22	1,498,770
3,000,000	Federal Home Loan Bank Discount Note	0.00%	1.40%	08/01/22	2,996,383
3,825,000	Federal Home Loan Bank Discount Note	0.00%	1.50%	08/10/22	3,818,646
1,000,000	Federal Home Loan Bank Discount Note	0.00%	1.46%	08/10/22	998,378
1,175,000	Federal Home Loan Bank Discount Note	0.00%	1.54%	08/11/22	1,172,939
5,000,000	Federal Home Loan Bank Discount Note	0.00%	1.54%	08/16/22	4,990,161

$175,200,000					$175,157,605

	Total investments (99.84% of net assets)				$175,157,605
	Other Assets and Liabilities (0.16% of net assets)				281,258

	Net assets - 100%				$175,438,863

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.	June 30, 2022

Statement of Assets and Liabilities

Assets:	Investment securities, at amortized cost with:
	Non-affiliates		$175,157,605
	Cash		135,205
	Receivable for investment advisory fee reimbursed		224,791
	Prepaid insurance		145,147

	Total assets		175,662,748

Liabilities:	Payables:
	Dividends	4,463
	Administration fees	22,779
	Distribution fees	16,825
	Transfer agent fees	7,650
	Professional fees	97,101
	Miscellaneous fees	40,370
	Printing fees	13,000
	Custody fees	13,756
	Directors fees	7,500	223,444

	Accrued expenses and other liabilities		441

	Total liabilities		223,885

Net Assets:			$175,438,863

Net Assets consist of:

	Paid-in-Capital ($0.001 par value, 1,000,000,000 shares authorized, 175,137,585 issued and outstanding)		$175,137,584
	Total Distributable Earnings (Accumulated Loss)		301,279

	Net assets		$175,438,863

	Net asset value per share; 175,137,585 shares outstanding		$1.00

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Operations

		For the fiscal year ended June 30, 2022

Investment income:	Interest from unaffiliated issuers	$311,238

Expenses:	Investment advisory fees	1,164,486
	Administration fees	116,449
	Distribution fees	247,838
	Transfer Agent fees	43,210
	Custodian fees	32,605
	Professional fees	125,579
	Directors’ fees and expenses	31,333
	Insurance expense	250,934
	Other	67,183

	Total expenses	2,079,617

	Waived fees and reimbursable expenses	(1,805,049)

	Net expenses after waived fees and reimbursable expenses	274,568

Net investment income:		36,670

Realized Gain on	Net realized gain on investments	301,279

Investments:	Total net realized gain on investments	301,279

Net increase in net assets resulting from operations:		$337,949

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Changes in Net Assets

		For the fiscal year ended June 30, 2022	For the fiscal year ended June 30, 2021
Decrease in Net Assets:

	Net investment income	$36,670	$34,288
	Net realized gain on investments	301,279	-

	Net increase in net assets resulting from operations	337,949	34,288

Dividends to
Shareholders from:	Net investment income	(36,670)	(34,288)

Capital Shares	Increase in net assets derived from sale of shares	-	1,412,620,182
Transactions	Increase in net assets derived from reinvestment of dividends	32,687	32,444
(at $1.00 per share):	Decrease in net assets derived from the redemption of shares	(129,306,926)	(1,436,241,849)

		(129,274,239)	(23,589,223)

Net Assets:	Net decrease in net assets	(128,972,960)	(23,589,223)
	Balance at the beginning of the year	304,411,823	328,001,046

	Balance at the end of the year	$175,438,863	$304,411,823

The accompanying notes are an integral part of these financial statements.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

1.	Reporting Entity and Significant Accounting Policies

Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is a non-diversified, open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended (the “Puerto Rico Investment Companies Act”). The Fund was incorporated on July 26, 2002 and started operations on December 8, 2006. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Fund Administrator (“Administrator”). UBSTC has engaged State Street Bank and Trust Company to provide certain information and services including price quotations and calculations of the Fund’s net asset value per share.

The Fund’s investment objective is to provide current income, consistent with liquidity and the conservation of capital.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it became required to register its future offerings of securities under the U.S. Securities Act of 1933, as amended (the “33 Act”). The registration of the Fund’s offerings of securities under the 33 Act became effective on May 16, 2022.

The Fund is considered an investment company under the accounting principles generally accepted in the United States of America (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification 946 (“ASC 946”), Financial Services-Investment Companies.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The accompanying financial statements of the Fund have been prepared on the basis of GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Net Asset Value Per Share

The net asset value per share of the Fund is determined by the Administrator daily. The Fund typically calculates net asset value per share once each business day. The net asset value per share is the total value of the Fund divided by the total number of shares outstanding.

Valuation of Investments

The Fund’s assets will be valued by State Street Bank and Trust Company on the basis of valuations provided by pricing services approved by Fund management and the Board of Directors. In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as the evaluations of their staff. The valuation, in either case, is based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and thus, might not have a

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

readily ascertainable market value and may have periods of illiquidity. If the Fund has securities for which quotations are not readily available from any source, they will be fair valued by or under the direction of the Investment Adviser utilizing quotations and other information concerning similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions.

The Investment Adviser has established a Valuation Committee (the “Valuation Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Valuation Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board of Directors. These policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the net asset value of the Fund. The Committee reports to the Board of Directors on a regular basis. At June 30, 2022, no security’s fair value was determined by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 - Are significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

•

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at amortized cost which approximates fair value:

US Government, Agency and Instrumentalities: These securities are valued at cost which approximates fair value and are classified as Level 2.

The following is a summary of the portfolio by inputs used as of June 30, 2022 in valuing the Fund’s assets carried at amortized cost which approximates fair value:

	Investments in Securities
	Level 1	Level 2	Level 3	Balance June 30, 2022

US Government, Agency and Instrumentalities	$-	$175,157,605	$-	$175,157,605

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

There were no Level 3 securities during the fiscal year ended June 30, 2022.

There were no transfers into or out of Level 3 during the fiscal year ended June 30, 2022.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its net income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund met this distribution requirement for the fiscal year ended June 30, 2022, the income earned by the Fund for such period is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a withholding tax of 15%, if certain requirements are met. Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. Tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Income Taxes (“Accounting Standard Codifications 740”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (prior four (4) tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the fiscal year ended June 30, 2022, the Fund did not incur any interest or penalties.

Statement of Cash Flows

GAAP and Statement of Cash Flows (“ASC 230”) requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the Fund’s investments were carried at fair value during the year and classified as Level l or Level 2 in the fair value hierarchy in accordance with the requirements of GAAP. Another condition is that the Fund had little or no debt, based on the average debt outstanding during the year, in relation to average total assets. An additional condition is that the Fund presents a Statement of Changes in Net Assets. For the fiscal year ended June 30, 2022, the Fund has met such conditions and is exempt from providing a Statement of Cash Flows.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Such dividends will automatically be reinvested unless the shareholder elects to receive them in cash. Dividends that are reinvested are subject to Puerto Rico income tax under the same rules that apply to cash dividends. The Fund may also distribute any net capital gains to maintain the share price at $1.00 per share. Shares earn dividends on the day they are purchased but not on the day they are sold.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

Investments in Tax Secured Obligations (“TSOs”) Issued by Puerto Rico Investment Companies

The Fund shall purchase only TSOs that are collateralized fully by a pledge of certain securities, as required by the rating agency to maintain the highest short term rating. The Fund shall purchase only TSOs in which the Fund maintains a perfected security interest. There were no TSOs for the fiscal year ended June 30, 2022.

Securities Purchased Under Agreements to Re-Sell

Under these agreements, the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a broker-dealer, other financial institution or affiliated Funds) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The securities purchased underlying the agreements to resell were delivered to and are held by the custodian. The counterparties to such agreements maintain ownership of such securities through the agreement that requires the resale and return of such collateral. The Fund is permitted by contract to sell or repledge the securities, and has agreed to resell to the counterparties the same or substantially similar securities at the maturity of the agreements. These transactions are treated as financings and recorded as assets. There were no securities purchased under agreements to re-sell for the fiscal year ended June 30, 2022.

Other

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Interest income is accrued on a daily basis, except when collection is not expected. Expenses are recorded as they are incurred.

2.	Investment Advisory, Administrative, Custodian, Transfer Agency Agreements, Distribution, and Other Transactions With Affiliates

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, the Fund receives investment advisory services in exchange for a fee. The investment advisory fees will not exceed 0.50% of the Fund’s average monthly net assets. For the fiscal year ended June 30, 2022, the investment advisory fees amounted to $1,164,486 equivalent to 0.50% of the Fund’s average monthly net assets. There were no investment advisory fees payable as of June 30, 2022.

Administration, Custodian and Transfer Agent Fees:

UBSTC also provides administrative, custody and transfer agency services pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. UBSTC as transfer agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund’s shares. The compensation paid by

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

the Fund to the Transfer Agent under the Transfer Agent Agreement is equal to the compensation that the Transfer Agent is required to pay to Bank of New York Mellon Investment Servicing, for services to the Fund. For the fiscal year ended June 30, 2022, the transfer agent fees amounted to $43,210. The transfer agent fees payable amounted to $7,650 as of June 30, 2022.

Administration fees payable to UBSTC will not exceed 0.05% of the Fund’s average monthly net assets. For the fiscal year ended June 30, 2022, the administration fees amounted to $116,449 equivalent to 0.05% of the Fund’s average monthly net assets. The administration fees payable amounted to $22,779 as of June 30, 2022.

UBSTC, as custodian, has engaged State Street Bank and Trust Company to maintain sub-custody of the Fund’s assets, calculate the daily net asset value, and maintain the Fund’s accounting records. The total custodian fee for the fiscal year ended June 30, 2022 amounted to $32,605, which is equivalent to 0.01% of the Fund’s average monthly net assets. The custody fees payable amounted to $13,756 as of June 30, 2022.

Distribution Fees:

UBS Financial Services, Inc. (“UBS-FS”) serves as distributor (“Distributor”) of the shares of common stock of the Fund. Pursuant to a distribution plan, the Fund makes payments to the Distributor for the distribution of the Fund’s shares. The distribution fee will not exceed 0.125% of the Fund’s average monthly net assets. For the fiscal year ended June 30, 2022 the distribution fees amounted to $247,838 equivalent to 0.11% of the Fund’s average monthly net assets. The distribution fees payable amounted to $16,825 as of June 30, 2022.

Investment Adviser and Reimbursable Expenses Agreement:

The Investment Adviser entered into an agreement with the Fund effective April 19, 2010, whereby the Investment Adviser agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains the NAV at $1.00 per share. These recoupments may reduce income to the Fund and result in a lower return to investors. The Investment Adviser shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Investment Adviser may terminate the agreement upon thirty (30) days written notice to the Fund. During the fiscal year ended June 30, 2022, $1,805,049 were waived in expenses by UBSTC. The fee potentially recoupable to the Investment Adviser at June 30, 2022 amounted to $4,871,227, which $502,692 expires during the fiscal year ended June 30, 2023, $2,563,486 expires during the fiscal year ended June 30, 2024 and $1,805,049 expires during the fiscal year ended June 30, 2025. There were no recoupments of investment advisory fees during the fiscal year ended June 30, 2022.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC will pay certain of the Fund’s shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s net assets, as set forth in the Prospectus. The Fund will reimburse UBSTC for Other Expenses paid by UBSTC when total annual operating expenses fall below 1.00%; provided that such reimbursement is made within three years after UBSTC paid the expense. The agreement is effective through June

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

30, 2023 and may be renewed for successive one-year periods. There were no recoupments of expenses under the expense cap agreements during the fiscal year ended June 30, 2022.

Certain Fund officers and directors are also officers and directors of UBSTC. The six (6) independent directors of the Fund’s Board of Directors are paid based upon an agreed fee of $1,000 per board meeting, plus expenses, and $500 per Audit Committee meeting, plus expenses. For the fiscal year ended June 30, 2022, the independent directors of the Fund were paid an aggregate compensation and expenses of $31,333. The directors fee payable amounted to $7,500 as of June 30, 2022.

The total amount (in thousands) of other affiliated and unaffiliated purchases of investment securities (including certificates of deposit, if any), originations of securities purchased under agreements to re-sell, and tax-free secured obligations, listed by broker, during the period were as follows:

	Purchases	%
Affiliates	$-	-
Unaffiliated	35,202,196	100%

	$35,202,196	100%

No sales of investment securities occurred during the fiscal year ended June 30, 2022.

3.	Investment Transactions

The cost of securities purchased and maturities (in thousands) for the fiscal year ended June 30, 2022 were as follows:

	Purchases	Maturities
Puerto Rico Obligations	$-	$-
US Government Agencies	35,202,196	35,197,097

	$35,202,196	$35,197,097

4.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

5.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below.

Under normal circumstances, the Fund will invest at least 67% of its total assets in short-term securities of Puerto Rico issuers, including Puerto Rico municipal obligations, Puerto Rico mortgage-backed and asset-backed securities, obligations of Puerto Rico investment companies (the majority of which will be obligations issued by investment companies for which, like the Fund, UBS Asset

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

Managers of Puerto Rico acts as investment adviser or co-investment adviser) (“TSOs”), repurchase agreements and commercial paper. While the Fund intends to comply with the above 67% investment requirement as market conditions permit, the Fund’s ability to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria may, in the opinion of the Investment Adviser, be constrained, due to the volatility affecting the Puerto Rico bond market since 2013 and the fact that the Puerto Rico Government remains in the process of restructuring its outstanding debt under Title III of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) as well as undertaking other fiscal measures to stabilize Puerto Rico’s economy in accordance with the requirements of PROMESA, and this inability may continue for an indeterminate period of time. To the extent that the Fund is unable to procure sufficient amounts of such Puerto Rico securities, the Fund may acquire investments in securities of non-Puerto Rico issuers which satisfy the Fund’s investment policies. Under ordinary circumstances, the Fund intends to invest at least an average of 20% of its total assets on an annual basis in Puerto Rico securities. As a result of the current shortage of Puerto Rico securities that meet the Fund’s investment criteria, the Fund is invested 100% in U.S. securities.

The Fund may hold up to 33% of its total assets in U.S. high quality short-term instruments, including securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, municipal securities of issuers in the United States and non-Puerto Rico (i.e., the 50 States comprising the United States.) mortgage-backed and asset-backed securities.

The Fund may invest up to 15% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. The Fund may borrow up to 5% of its total assets (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes, such as meeting redemption requests which might otherwise require untimely dispositions of portfolio securities.

6.	Basis of Distributions and Components of Distributable Earnings (Accumulated Loss)

Since all securities held by the Fund at June 30, 2022 were valued at amortized cost, which approximates fair value, due to their short term maturities, it does not take into account unrealized gain or losses.

For the fiscal year ended June 30, 2022, the Fund had distributed from ordinary income a total of $36,670.

The components of total distributable earnings (accumulated losses) at June 30, 2022 is comprised of a realized gain of $301,279.

7.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as credit, interest rate, geographic and industry concentration, non-diversification, and illiquid securities risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. All securities may be subject to adverse market trends. The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States, Puerto Rico or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause the Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate such volatility and may continue to negatively affect the value and liquidity of individual securities, national economies and global markets generally. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses. Because the Fund invests in investment securities, the Fund’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.

If the Board, including upon a recommendation from the Investment Adviser, determines in its sole discretion, that, due to the lack of appropriate investment opportunities or for other reasons, the Fund is no longer a manageable investment and/or may have insufficient assets available for the conduct of its business, the Fund may distribute cash to its shareholders to liquidate their investment or may transfer shareholders’ accounts to another available investment option designated and agreed to by them in their UBS Financial Services Inc. Master Account Agreement or other relevant document.

Puerto Rico Concentration Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund’s assets are invested primarily in securities of Puerto Rico issuers. In addition, the TSOs in which the Fund invests are issued by investment companies that, in turn, are designed to invest primarily in Puerto Rico securities. Securities issued by the Government of the Commonwealth of Puerto Rico or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded as a result of several factors, including without limitation, the downturn experienced by the Puerto Rico economy and the strained financial condition of the Puerto Rico government. Currently, none of the bonds issued by the Puerto Rico government and its instrumentalities without credit enhancements carry an investment-grade credit rating. The Puerto Rico bond market is experiencing a period of volatility, with Puerto Rico bonds trading at historically lower prices and higher yields.

Because the Fund may invest a substantial portion of its assets in Puerto Rico bonds, the Fund’s net asset value and cash flow may fluctuate due to market conditions affecting these securities. Any future developments in this respect could result in additional interruptions in cash flow on debt payments, which may result in more price volatility, across Puerto Rico securities. There can be no assurance that any additional defaults by the Commonwealth and other Commonwealth instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

Consequently, the Fund’s performance may be more severely affected by economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than a fund that is not concentrated in Puerto Rico issuers.

Interest Rate Risk. Interest rate risk is the risk that when interest rates rise, the value of the Fund’s investment will fall as a result. That is because the value of short-term instruments are generally expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the Fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the Fund’s income will tend to fall more slowly. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or that the issuer will fail to make principal or interest payments when due because the issuer of the security experiences a decline in its financial condition. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. To the extent that the Fund will typically invest a substantial amount of its assets in securities issued by other investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser or co-investment adviser, and investing in similar types of assets, this risk may be magnified. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) making it more sensitive to changes in interest rates and reduce the value of the security. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to pay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. Prepayment reduces the yield to maturity and the average life of the security and also increases price fluctuation. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. The Fund invests in Puerto Rico municipal securities. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Contrary to historical trends, in recent years, the market has encountered downgrades, increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. Certain of the municipal obligations in which the Fund may invest present their own distinct risks. These risks may depend, among other things, on the financial situation of the government issuer, or, in the case of industrial development bonds and similar securities (including certain bonds offered by the Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority), on that of the entity supplying the revenues that are intended to repay the obligations. It is also possible that, as a result of litigation or other conditions, the power or ability of issuers or those other entities to meet their obligations for the repayment of principal and payment of interest may be materially and adversely affected.

Repurchase Agreements Risk. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from those market fluctuations following the failure of such counterparty to perform.

Mortgage-Backed Securities Risk. Mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions and home owner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or guaranteed by FNMA, FHLMC or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the U.S.

CMO Risk. CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. The receivables supporting asset-backed securities are generally automobile and credit card receivables, but may also consist of other types of obligations. Asset-backed securities and the underlying receivables are not generally insured or guaranteed by any government agency. However, in certain cases, such securities are collateralized by loans guaranteed by the U.S. Small Business Administration (“SBA”). The SBA is an independent agency of the United States. Asset-backed securities present risks similar to those of mortgage-backed securities. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore, have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Non-Diversification Risk. A relatively high percentage of the Fund’s assets will be invested in obligations of a limited number of issuers, particularly Puerto Rico investment companies. In addition, most or all of the Puerto Rico investment companies may be affiliated with the Fund and the Investment Adviser and their obligations may be secured by the same or similar assets. Consequently, the Fund’s net asset value and its yield may fluctuate to a greater extent than that of a more diversified investment company as a result of changes in the market’s view of the financial condition and prospects of such issuers. The Fund also will be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund. However, that risk is mitigated to a certain extent by the degree to which these securities are obligations issued or guaranteed by the U.S. government.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

Illiquid Securities. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities.

In addition, as described above under “Conflicts of Interest Risk”, for most of those securities the Fund may have to depend on its affiliates for liquidity; there may be no or few independent sources of liquidity. That is particularly true of the investment company obligations that will likely become the primary investments of the Fund. That and other factors may cause securities to become illiquid, which could hinder the Fund’s ability to redeem your investment.

The Fund may invest up to 15% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. As a result, among other things, investors might be delayed in receiving funds needed for securities purchases or other matters, which could have other adverse consequences.

Conflicts of Interest Risk. Conflicts of Interest Risk is the risk that the Investment Adviser and its affiliates, as well other investment companies advised or co-advised by the Investment Adviser that issue TSOs purchased by the Fund, may have interests that compete with those of the Fund. Among other things, the Investment Adviser or its affiliates may engage in transactions directly with the Fund to the extent permitted by the 1940 Act. The Investment Adviser and its affiliates will also act in numerous other capacities in connection with the Fund and the Puerto Rico investment companies in which the Fund invests. These relationships also make the Fund very dependent upon the Investment Adviser and its affiliates. To the extent that the Fund invests in TSOs issued by investment companies affiliated with the Investment Adviser, such investments present certain conflict of interest, such as competing objectives with respect to the level of interest rates on the TSOs, and other related issues.

Coronavirus and Public Health Emergencies. Coronavirus and Public Health Emergencies. As of the date of this report, there is an outbreak of a novel and highly contagious form of coronavirus (COVID-19) that has resulted in numerous disruptions in financial markets leaving general concern and uncertainty. As COVID-19 continues to spread and mutate, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. The extent of the impact of the COVID-19 pandemic, or any public health emergency on the operational and financial performance of the Fund will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of such a public health emergency may materially and adversely impact the value and performance of the Fund’s investments as well as the ability of the Fund to source, manage and divest investments and achieve its investment objectives, all of which could result in significant losses to the Fund. In addition, the operations of each of the Fund, its investments and the Investment Advisers may be significantly impacted, or even halted, either temporarily or on a long-term basis, as a result of government quarantine and curfew measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of the Fund’s or the Investment Advisers’ personnel.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2022

8.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

9.	Subsequent Events

Events and transactions from July 1, 2022 through August 29, 2022, ((the date the financial statements were available to be distributed) have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Short-Term Investment Fund for Puerto Rico Residents, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Short-Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

August 29, 2022

(This Page Intentionally Left Blank)

OTHER INFORMATION (Unaudited)

Management of the Fund

Management Information. The business affairs of the Fund are overseen by its Board of Directors. Certain biographical and other information relating to the Directors and officers of the Fund are set forth below, including their ages and their principal occupations for at least five years.

The Fund’s Statement of Additional Information includes additional information about the Directors and is available upon request by calling the Fund at 787-250-3600.

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships

Independent Directors
Agustin Cabrer (73)	Director	Director since 2005

President of Starlight Development Group, Inc. from 1995 to 2014 (real estate development); President of Antonio Roig Sucesores since 1995 (real estate development); Partner of Desarrollos Roig since 1995, Desarrollos Agrícolas del Este S.E. since 1995, and El Ejemplo, S.E. since 1995 (real estate development); Partner, Pennock Growers, Inc. since 1998; Partner and Managing Director of RERBAC Holdings, LLP since 2004 (real estate development); Director of V. Suarez & Co. since 2002, V. Suarez Investment Corporation since 2002, V. Suarez International Banking Entity, Inc. since 2002, Villa Pedres, Inc. since 2002, and Caparra Motor Service since 1998; Director of TC Management from 2002 to 2013; Officer of Candelero Holdings & Management, Inc. from 2001 to 2013; 100% owner, President and Registered Principal (Agent) of Starlight Securities Inc. since 1995 (registered broker-dealer); former Member of the Board of Trustees of the University of Puerto Rico; Partner and Officer of Grupo Enersol, LLC since 2013 (solar photovoltaic developer); President of Libra Government Building, Inc. since 1997; Partner of Cometa 74, LLC since 1998; Vice-President of Candelario Point Partners, Inc. since 1998; Officer of Marbella Development, Corp. from 2001 to 2014.

				18 funds consisting of 29 portfolios	None
Vicente J. León (83)	Director	Director since 2021	Independent business consultant since 1999; former Member of the Board of Directors of Triple S Management Corporation; served as a consultant with Falcón Sánchez and Associates, a Certified Public Accounting Firm, from 2000 to 2001; Partner at KPMGLLP from 1981 to 1998.	18 funds consisting of 29 portfolios	None

1

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships
Carlos Nido (58)	Director	Director since 2007

President of Green Isle Capital LLC, a Puerto Rico Venture Capital Fund under law 185 investing primarily in feature films and healthcare since 2015; President and Executive Producer of Piñolywood Studios LLC; Member of the Board of Grupo Ferré Rangel, GFR Media, LLC, the UBS Puerto Rico family of Mutual Funds, B. Fernández & Hnos. Inc., Puerto Rico Ambulatory Surgery Center and the San Jorge Children’s Foundation; Member of the Advisory Board of Advent Morro Private Equity Funds. Former Senior Vice President of Sales of El Nuevo Día, President of Del Mar Events; Former President and founder of Virtual, Inc. and Zona Networks and General Manager of Editorial Primera Hora from 1997 until 1999.

				25 funds consisting of 36 portfolios	None
Luis M. Pellot (74)	Director	Director since 2005

President of Pellot-González, Tax Attorneys & Counselors at Law, PSC, since 1989; Independent Director and member of the Audit Committee of the UBS Family of Funds since 2002; Member of PR Bar Association, PR Manufacturers Association, PR Chamber of Commerce, PR General Contractors Association, PR Hotel & Tourism Association and Hispanic National Bar Association and President of Tax Committee, Puerto Rico Chamber of Commerce from 1996 to 1997.

				25 funds consisting of 36 portfolios	None
Clotilde Pérez (70)	Director	Director since 2009

Vice President Corporate Development Officer of V. Suarez & Co., Inc. since 1999; Member of the Board of Trustee of the University of the Sacred Heart since 2005; Member of the Board of Directors of Campofresco Corp. since 2012; former Member of the Board of Directors of Grupo Guayacan, Inc.; EnterPrize, Inc. and Puerto Rico Venture Forum from 1999 to 2013; General Partner of the Guayacan Fund of Funds Family.

				25 funds consisting of 36 portfolios	None
José J. Villamil (83)	Director	Director since 2021

Chairman of the Board and Chief Executive Officer of Estudios Técnicos, Inc.; Member of the Board of Governors of United Way of Puerto Rico; Chairman of the Puerto Rico Manufacturer’s Association’s Committee on Competitiveness Chairman of the Board of BBVA-PR from 1998 to 2012; founding Director of the Puerto Rico Community Foundation and the Aspen Institute’s Non- Profit Sector Research Fund; former Member of the New York Federal Reserve Bank’s Community Affairs Roundtable; former President of the Puerto Rico Chamber of Commerce, as well as former Chairman of its Economic Advisory Council; former President of the Inter-American Planning Society; former President of the Puerto Rico Economics Association; former Chairman of

				18 funds consisting of 29 portfolios	None

2

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships

the Puerto Rico-2025 Commission (formerly, Alianza para el Desarrollo); former Chairman of the Commission on the Economic Future of Puerto Rico; former professor of the Economics Department of the University of Pennsylvania’s Wharton School and Graduate School of Arts and Sciences and former Professor of Planning at the University of Puerto Rico. Mr. Villamil has served on numerous Boards such as, the Boards of the Ponce School of Medicine, St. John’s School and the Ana G. Méndez University System, the Board of the National Puerto Rican Coalition in Washington, and on the Board of Economists of Hispanic Business. In 2009, Mr. Villamil was appointed as a Member of the Economic Advisory Council as well as Chairman of the Strategic Planning Committee of the State Human Resources and Occupational Development Council as well as Chairman of the Strategic Planning Committee of the State Human Resources and Occupational Development Council;

Interested Director
Carlos V. Ubiñas (67)****	Director, Chairman of the Board of Directors, and President	Director since 2005 and President since 2015; Chairman of the Board of Directors since 2012

Chief Executive Officer since 2009, President since 2005 Managing Director, Head Asset Management and Investment Banking of UBS Financial Services Inc. since 2014; former Chief Operating Officer and Executive Vice President of UBS Financial Services Inc. from 1989 to 2005. UBS Financial Services Inc. is an affiliate of the Fund.

				18 funds consisting of 29 portfolios	None

Officers
Leslie Highley (75)	Senior Vice President and Treasurer	Senior Vice President since 2005

Managing Director of UBS Trust Company of Puerto Rico; Senior Vice-President of UBS Financial Services Incorporated of Puerto Rico; Senior Vice President of the Puerto Rico Investors Tax-Free Family of Funds; President of Dean Witter Puerto Rico, Inc. since 1989 and Executive Vice President of the Government Development Bank for Puerto Rico.

				Not applicable	None
Javier Rodríguez (49)	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer since 2005

Divisional Assistant Vice President, trader, and portfolio manager of UBS Trust PR since 2003; financial analyst with UBS Trust PR from 2002 to 2003; financial analyst with Popular Asset Management from 1998 to 2002.

				Not applicable	None
Liana Loyola (61)	Secretary	Secretary since 2014	Attorney in private practice since 2009.	Not applicable	None

3

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships

Cary Alsina ***** (53)	Assistant Vice President	Assistant Vice President since 2019

Assistant Portfolio Manager and Analyst for UBS Asset Managers of Puerto Rico and Puerto Rico Investors Family of Funds since 2010; Account Vice President in UBS Financial Services of Puerto Rico from 2004 to 2010; Financial Advisor in Popular Securities from 2001 to 2004; First Vice President in Commercial Loans Division in Banco Popular de Puerto Rico from 1995 to 2001.

				Not applicable	None
Luz Colon (46)	Chief Compliance Officer	Chief Compliance Officer since 2013

Mrs. Colon is an Executive Director and Chief Compliance Officer of UBS Asset Managers of Puerto Rico, and the Funds. Mrs. Colon served as Co-CCO for the Puerto Rico Investors Family of Funds which is co- managed by UBS Asset Managers of Puerto Rico and Banco Popular of Puerto Rico from 2013 to 2021. She began her career in the securities industry in 1997 with responsibilities that included supervisory and control and risk management roles. She earned her B.B.A. in Accounting from the University of Puerto Rico and her JD from the Inter American University of Puerto Rico, School of Law. She is admitted to practice law in the Commonwealth of Puerto Rico. Mrs. Colon received the Certified Regulatory and Compliance Professional (CRCP) designation from the FINRA Institute at Wharton School.

				Not applicable	None
Heydi Cuadrado (42)	Assistant Vice President	Assistant Vice President since 2019	Director of UBS Trust Company since March 2012. Trader and Assistant Portfolio Manager for UBS Asset Managers of Puerto Rico since 2008. Joined UBS Trust Company in 2003.	Not applicable	None
Gustavo Romañach (47)	Assistant Vice President	Assistant Vice President since 2019

Director of UBS Asset Managers of Puerto Rico since 2013; Associate Director Portfolio analyst & trader of UBS Asset Managers of Puerto Rico since 2009; Assistant Vice- President of UBS Asset Managers of PR since 2003.

				Not applicable	None

*    The address of each Director and officer is UBS Trust Company of Puerto Rico, American International Plaza – Tenth Floor, 250 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918.

**    Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Fund’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 85. Each officer is annually elected by and serves at the pleasure of the Board.

***    The Affiliated Funds consist of GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.; Multi-Select Securities Fund for Puerto Rico Residents; Short Term Investment Fund for Puerto Rico Residents, Inc.; Tax Free Fund for Puerto Rico Residents, Inc.; Tax Free Fund II for Puerto Rico Residents, Inc.; Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.; Tax- Free Fixed Income Fund for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.; Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.; Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.; Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.; Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.; U.S. Monthly Income Fund for Puerto Rico Residents, Inc.; and US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc. (the “UBS Family of Funds”); and Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free

4

Name, Address*, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen***	Public Directorships

Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Tax-Free Target Maturity Fund, Inc.; Puerto Rico Tax-Free Target Maturity Fund II, Inc.; and Puerto Rico Investors Bond Fund I (the “Co-Advised Family of Funds,” and together with the UBS Family of Funds, the “Affiliated Funds”). The UBS Family of Funds is managed by UBS Asset Managers of Puerto Rico (“UBS Asset Managers”), a division of UBS Trust PR. The Co-Advised Family of Funds is co-advised by UBS Asset Managers and Popular Asset Management, a division of Banco Popular de Puerto Rico. Messrs. Ubiñas, Villamil, and León serve on the Board of Directors of each of the investment companies comprising the UBS Family of Funds.

****    Mr. Ubiñas is considered an “Interested Director” of the Fund as that term is defined in Section 2(a)(19) of the 1940 Act as a result of his employment as an officer of the Fund, the Fund’s investment adviser, or an affiliate thereof.

***** Ms. Alsina resigned effective August 13, 2021.

5

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the one half year period shown and held for the entire period (January 1, 2022 to June 30, 2022).

The table below illustrates your Fund’s costs in two ways.

●

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the year. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expense Ratio Six Month	Expenses Paid During the Period*

Actual Fund Return	$1,000.00	$1,000.30	0.45%	$2.26

Hypothetical 5% Return	$1,000.00	$1,022.81	0.45%	2.28

*Expenses are equal to the Fund’s six months expense ratio multiplied by the average account value over the period, multiply by 183/365 (to reflect the one-half year period).

6

Privacy Notice

The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.

If you are located in a jurisdiction where specific laws, rules or regulations require the Fund to provide you with additional or different privacy-related rights beyond what is set forth below, then the Fund will comply with those specific laws, rules or regulations.

The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. Personal information is obtained from the following sources:

•	Investor applications and other forms,

•	Written and electronic correspondence,

•	Telephone contacts,

•

Account history (including information about Fund transactions and balances in your accounts with the Distributor or our affiliates, other fund holdings in the UBS family of funds, and any affiliation with the Distributor and its affiliates),

•	Website visits,

•	Consumer reporting agencies

The Fund limits access to personal information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of personal information. The Fund maintains physical, electronic, and procedural safeguards to protect personal information.

The Fund may share personal information described above with their affiliates for business purposes, such as to facilitate the servicing of accounts. The Fund may share the personal information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may share personal information with its affiliates or other companies who are not affiliates of the Fund that perform marketing services on the Fund’s behalf or to other financial institutions with whom it has marketing agreements for joint products or services. These companies are not permitted to use personal information for any purposes beyond the intended use (or as permitted by law). The Fund does not sell personal information to third parties for their independent use. The Fund may also disclose personal information to regulatory authorities or otherwise as permitted by law.

7

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-250-3600.

8

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

9

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

10

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board of Directors (the “Board”) of the Fund met on May 9, 2022 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and UBS Asset Managers of Puerto Rico, the Fund’s investment adviser (“UBS AMPR” or the “Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of UBSAMPR, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Adviser with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to the investment advisory was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement. In evaluating the investment advisory agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund was fair and reasonable and that the Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, in relevant part, the nature, extent and quality of the Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non-advisory services the Adviser provides to manage and operate the Fund (in addition to those provided by other third-parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among

11

other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Adviser, the Independent Directors also considered the risks borne by the Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Peformance of the Fund. In evaluating the quality of the services provided by the Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one-, three-, five-, and ten-year periods ended December 31, 2021 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the “Broadridge Expense Group”). The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Adviser had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Adviser for the year ended December 31, 2021. The Independent Directors also considered the overall financial condition of the Adviser and the Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Adviser derived from its relationship with the Fund for the fiscal year ended June 30, 2021 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Adviser’s revenues,

12

expenses and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Adviser including and excluding distribution expenses incurred by the Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund-by-Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Adviser. In addition, the Adviser noted that since the Fund is a closed-end fund, and based upon the Fund’s current operating policies, the ability to raise additional assets is limited, and that the Fund’s asset level had decreased from distributions resulting from the transition to the Fund’s new investment program and from share repurchases. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Adviser and concluded that the indirect benefits received were reasonable.

13

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley, Austin, Brown & Wood, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper, LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M.Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President and Treasurer

Javier Rodríguez

Assistant Vice President and Assistant Treasurer

Heydi Cuadrado

Assistant Vice President

Cary Alsina1

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Remember that:

•	Mutual Fund’s units are not bank deposits or FDIC insured.
•	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
•	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

1 Ms. Alsina resigned from her position as Assistant Vice President effective on August 13, 2021.

(This Page Intentionally Left Blank)

Short Term Investment

Fund for Puerto Rico

Residents, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

(a) Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund” or the “registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d) There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e) Not applicable.

(f) A copy of the Code is incorporated herein by reference as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a) (1) The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2) The name of the audit committee financial expert is Vicente León. Mr. León has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Ernst & Young LLP (“E&Y”), the registrant’s principal accountant.

(a) Audit Fees – The aggregate fees billed for professional services rendered by E&Y for the audit of the registrant’s annual financial statements and for services that are normally provided by E&Y in connection with statutory and regulatory filings for the fiscal years ended June 30, 2021 and June 30, 2022 were $43,287 and $43,287, respectively.

(b) Audit Related Fees – During the fiscal years ended June 30, 2021 and June 30, 2022, the registrant was not billed by E&Y assurance and related services that relate directly to the operations and financial reporting of the registrant, the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(c) Tax Fees – The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended June 30, 2021 and June 30, 2022 were $10,331 and $10,412, respectively.

During the fiscal years ended June 30, 2021 and June 30, 2022, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the registrant were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(d) All Other Fees - The registrant was not billed for any other products or services provided by E&Y for the fiscal years ended June 30, 2021and June 30, 2022 other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended June 30, 2021 and June 30, 2022, no fees for other products or services that relate directly to the operations and financial reporting of the registrant, other than the services reported in paragraphs (a) through (c) above, were billed by E&Y to the registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant.

(e)(1) The Fund’s Audit Committee Charter requires that the Audit Committee pre-approve all audit and non-audit services to be provided to the Fund by the Fund’s independent registered public accounting firm; provided, however, that the pre-approval requirement with respect to non-auditing services to the Fund may be waived consistent with the exceptions provided for in the Securities Exchange Act of 1934, as amended.

All the audit and tax services described above for which E&Y billed the Fund fees for the fiscal years ended June 30, 2021 and June 30, 2022 were pre-approved by the Audit Committee. For the fiscal years ended June 30, 2021 and June 30, 2022, the Fund’s Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by E&Y.

(2) Not applicable.

(f) Not applicable.

(g) There were no fees billed by E&Y for non-audit services rendered to the registrant, its investment adviser, and adviser affiliates that provide ongoing services to the registrant for the fiscal years ended June 30, 2021 and June 30, 2022, other than those disclosed in (c) and (d) above.

(h) The Audit Committee of the registrant’s Board of Directors considered the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) Board of Directors during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 Act, as amended.

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Code of Ethics is filed herewith.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act is filed herewith.

(a) (3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas President

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas President

Date:	September 7, 2022

By:	/s/ Leslie Highley, Jr.
Leslie Highley, Jr. Senior Vice President and Treasurer

Date:	September 7, 2022